As filed with the Securities and Exchange Commission on September 21, 2015

1933 Act Registration No.   2-89016

1940 Act Registration No. 811-3946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 57 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 56 ☒

UBS MANAGED MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 821-3000

MARK F. KEMPER, ESQ.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

(Name and address of agent for service)

Copies to:

JACK W. MURPHY, ESQ.

Dechert LLP

1900 K Street, N.W.

Washington, D.C.  20006-1110

Telephone:  (202) 261-3300

Approximate date of proposed public offering:  effective date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to Rule 485(b)

☐ On                       pursuant to Rule 485(b)

☐ 60 days after filing pursuant to Rule 485(a)(1)

☐ On                       pursuant to Rule 485(a)(1)

☐ 75 days after filing pursuant to Rule 485(a)(2)

☐ On                       pursuant to Rule 485(a)(2)

Title of Securities Being Registered:  Shares of Beneficial Interest of UBS Managed Municipal Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of September, 2015.

UBS MANAGED MUNICIPAL TRUST

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board of Trustees	September 21, 2015
Richard Q. Armstrong*

/s/ Alan S. Bernikow	Trustee	September 21, 2015
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	September 21, 2015
Richard R. Burt*

/s/ Mark E. Carver	President	September 21, 2015
Mark E. Carver**

/s/ Thomas Disbrow	Vice President and Treasurer	September 21, 2015
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	September 21, 2015
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	September 21, 2015
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	September 21, 2015
Heather R. Higgins*

/s/ David Malpass	Trustee	September 21, 2015
David Malpass***

*                                         Signatures affixed by Stephen T. Cohen pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

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**                                  Signature affixed by Stephen T. Cohen pursuant to Power of Attorney dated May 19, 2010 and incorporated by reference from Post Effective Amendment No. 28 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed June 24, 2010.

***                           Signature affixed by Stephen T. Cohen pursuant to Power of Attorney dated August 20, 2014 and incorporated by reference from Post Effective Amendment No. 38 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed August 27, 2014.

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EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase